Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	$ 318,993	$ 298,898
Other assets	52,591	20,537
Consolidated total assets	5,744,166	3,917,837
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,732,769	1,929,636
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,717,193	1,261,569
FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	281,776	133,341
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	63,900	150,044
Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	309,009	61,795
UMS Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 267,935	$ 62,017